SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedules of Revenue and Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue from fees, net	$ 685,414	$ 445,866	$ 91,740
Total Long-Lived Assets, net	92,740	7,648
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue from fees, net	685,129	409,858	68,526
Total Long-Lived Assets, net	9,470	1,505
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue from fees, net	0	3,771	7,142
Total Long-Lived Assets, net	83,270	6,143
Cayman
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue from fees, net	$ 285	$ 32,237	$ 16,072